SHORT TERM DEBT, NET OF DEBT DISCOUNT	6 Months Ended
Jun. 30, 2014
Short-Term Debt, Other Disclosures [Abstract]
SHORT TERM DEBT, NET OF DEBT DISCOUNT
7.	SHORT TERM DEBT, NET OF DEBT DISCOUNT

In the first Six months of 2014, the Company realized gross proceeds of $1,495,030 in new cash. Proceeds from the sale of its 12% to 15.0% twelve month Unsecured Convertible Notes and Unsecured Notes, in the aggregate original principal amount of $1,495,030 (the “Notes”) to accredited investors (the “Investors”).  Interest on the outstanding principal balance of the Notes is payable upon maturity of the note.  For the convertible notes, the outstanding principal balance of the Notes and all accrued but unpaid interest thereon may be converted at any time at the option of each Investor into shares of Common Stock at the Conversion Price of $ .20 per share.  The Company may prepay the Notes at any time without penalty to the Investors.

Unsecured Notes, net debt discount, consist of the following:

	June 30,	December 31,
	2014	2013
Unsecured Convertible Notes	$2,739,271	$1,450,333
Debt discount	(76,147)	(70,063)
	2,663,124	1,380,270
Less long term portion	259,479	103,912
Short term portion	$2,403,645	$1,276,358

The Company committed to issue 561,918 shares of common stock for origination fees during the Six months ended June 30, 2014 and recorded a debt discount of $ 77,207.

Gain on Troubled Debt Restructuring

2014 Modification of Debt
The following debt instruments were modified in 2014. The modification of debt included the addition of a conversion feature therefore requiring the Company to record the transaction in accordance with ASC 470 “Debt” modification of debt accounting.

At December 31, 2013, the Company had promissory notes issued to one affiliated investor with an outstanding balance of $2,000,000, which were due on demand. During January 2014, the Company reached an agreement with the investor to extend the debt for twelve months. At the date of extension, the new debt payable was $2,000,000. The new debt incurred origination fees paid through the issuance of Series G preferred stock valued at $232,500, resulting in an adjustment to Stockholders’ Deficit.

At December 31, 2013, the Company had promissory notes issued to three accredited investors with an outstanding balance of $249,535, which were due on demand. During January 2014, the Company reached an agreement with the investors to extend the debt for six to twelve months. At the date of extension, the debt payable was $249,535. The fair value of the new debt is $223,548. The conversion rate on the new convertible note is $0.20 per share of common stock. As of June 30, 2014 the loss on debt modification of $25,987 has been included in the Statement of Operations. The loss incurred with debt restructuring approximates $0.00 per share.

At December 31, 2013, the Company had Notes issued to six accredited investors with an outstanding principal and interest balance of $465,872, which were due on demand. In the six months ended June 30, 2014, the Company reached an agreement with the investors to convert into 1,336,918 shares of common stock plus $43,725 in cash as full settlement. The debt and accrued interest was valued at $506,801 which exceeded the fair market value of the common stock and cash by $18,378. The difference resulted in a gain on troubled debt restructuring of $18,378 has been included in the Statement of Operations in the six months ended June 30, 2014. The gain incurred with debt restructuring approximates $0.00 per share.